Consolidated Income Statements $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares
Profit or loss [abstract]
Net revenues	$ 2,874	$ 1,687	$ 8,808
Gaming tax	(1,017)	(625)	(3,421)
Employee benefit expenses	(1,049)	(1,050)	(1,292)
Depreciation and amortization	(733)	(684)	(706)
Inventories consumed	(34)	(23)	(97)
Other expenses, gains and losses	(578)	(544)	(1,017)
Operating profit/(loss)	(537)	(1,239)	2,275
Interest income	2	11	38
Finance costs, net of amounts capitalized	(373)	(279)	(280)
Loss on early retirement of debt	(137)	0	0
Profit/(loss) before income tax	(1,045)	(1,507)	2,033
Income tax expense	(3)	(16)	0
Profit/(loss) for the year attributable to equity holders of the Company	$ (1,048)	$ (1,523)	$ 2,033
Earnings/(loss) per share for profit/(loss) attributable to equity holders of the Company
Basic (in US$ per share) | (per share)	$ (0.1295)	$ (0.1882)	$ 0.2514
Diluted (in US$ per share) | (per share)	$ (0.1295)	$ (0.1882)	$ 0.2513